Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Based on Company Total Shareholder Return(3)	Net Income
2025	$2,375,029	$2,322,908	$2,124,754	$1,940,724	$173.44	$43,069,258
2024	$1,816,787	$2,988,450	$1,204,719	$1,428,503	$192.73	$45,695,795
2023	$1,434,281	$1,404,851	$821,455	$822,411	$110.04	$28,274,696

(1)	Amounts shown represent compensation actually paid (CAP) and include the following adjustments for changes in the fair value of stock option awards and restricted stock unit awards:
Thomas L. Travis - PEO

Year	Summary Compensation Table Total for PEO	Adjustments for the Fair Value of Equity Awards as of Year-End	Adjustments for the Change in the Fair Value of the Prior Years’ Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years’ Awards that Vested during the Year	Compensation Actually Paid
2025	$2,375,029	($55,233)	($24,685)	$27,797	$2,322,908
2024	$1,816,787	$247,785	$349,741	$574,138	$2,988,450
2023	$1,434,281	($49,739)	$34,125	($13,815)	$1,404,851

(2)	Amounts shown represent compensation actually paid (CAP) and include the following adjustments for changes in the fair value of stock option awards and restricted stock unit awards:
Average Other NEOs

Year	Summary Compensation Table Total	Adjustments for the Fair Value of Equity Awards as of Year-End	Adjustments for the Change in the Fair Value of the Prior Years’ Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years’ Awards that Vested during the Year	Compensation Actually Paid
2025	$2,124,754	($186,949)	($11,167)	$14,087	$1,940,724
2024	$1,204,719	$57,467	$82,963	$83,354	$1,428,503
2023	$821,455	($10,790)	$9,056	$2,690	$822,411

(3)	Calculated on a cumulative basis based on $100 invested as of market close on December 31, 2022, including the reinvestment of dividends.

PEO Total Compensation Amount	$ 2,375,029	$ 1,816,787	$ 1,434,281
PEO Actually Paid Compensation Amount	$ 2,322,908	2,988,450	1,404,851
Adjustment To PEO Compensation, Footnote
(1)	Amounts shown represent compensation actually paid (CAP) and include the following adjustments for changes in the fair value of stock option awards and restricted stock unit awards:
Thomas L. Travis - PEO

Year	Summary Compensation Table Total for PEO	Adjustments for the Fair Value of Equity Awards as of Year-End	Adjustments for the Change in the Fair Value of the Prior Years’ Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years’ Awards that Vested during the Year	Compensation Actually Paid
2025	$2,375,029	($55,233)	($24,685)	$27,797	$2,322,908
2024	$1,816,787	$247,785	$349,741	$574,138	$2,988,450
2023	$1,434,281	($49,739)	$34,125	($13,815)	$1,404,851

Non-PEO NEO Average Total Compensation Amount	$ 2,124,754	1,204,719	821,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,940,724	1,428,503	822,411
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts shown represent compensation actually paid (CAP) and include the following adjustments for changes in the fair value of stock option awards and restricted stock unit awards:
Average Other NEOs

Year	Summary Compensation Table Total	Adjustments for the Fair Value of Equity Awards as of Year-End	Adjustments for the Change in the Fair Value of the Prior Years’ Awards, Unvested as of Year-End	Adjustment for the Change in the Fair Value of the Prior Years’ Awards that Vested during the Year	Compensation Actually Paid
2025	$2,124,754	($186,949)	($11,167)	$14,087	$1,940,724
2024	$1,204,719	$57,467	$82,963	$83,354	$1,428,503
2023	$821,455	($10,790)	$9,056	$2,690	$822,411

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Compared to Total Shareholder Returns
The graph below shows our compensation actually paid compared to our cumulative TSR over the past three-year period. The amount of compensation actually paid to the Company’s PEO and NEOs as a group is generally aligned with the Company’s cumulative TSR over the three years presented in the table; however, the average compensation paid to the Company’s other NEOs as a group increased in 2025 despite a reduction in cumulative TSR as a result of a one-time retention stock unit award issued to Mr. Estes.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Compared to Net Income
The graph below shows our compensation actually paid compared to our net income over the past three-year period. The amount of compensation actually paid to the Company’s PEO and NEOs as a group is generally aligned with the Company’s net income over the three years presented in the table; however, the average compensation paid to the Company’s other NEOs as a group increased in 2025 despite a reduction in net income as a result of a one-time retention stock unit award issued to Mr. Estes.

Total Shareholder Return Amount	$ 173.44	192.73	110.04
Net Income (Loss)	$ 43,069,258	$ 45,695,795	$ 28,274,696
PEO Name	Thomas L. Travis	Thomas L. Travis	Thomas L. Travis
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (55,233)	$ 247,785	$ (49,739)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,685)	349,741	34,125
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,797	574,138	(13,815)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,949)	57,467	(10,790)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,167)	82,963	9,056
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,087	$ 83,354	$ 2,690